Note 4 - Acquisitions (Details Textual) $ in Thousands		1 Months Ended	12 Months Ended
	May 29, 2020	May 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 13, 2020
Number of Businesses Acquired				4
Servicing Asset at Fair Value, Amount, Ending Balance			$ 108,315
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life (Year)			8 years 36 days
Business Acquisition, Goodwill, Expected Tax Deductible Amount			$ 61,146	$ 12,816
Measurement Input, Discount Rate [Member]
Servicing Asset, Measurement Input			0.115
Measurement Input, Prepayment Rate [Member]
Servicing Asset, Measurement Input			0.06
Servicing Contracts [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life (Year)			8 years 73 days
Americas [Member]
Number of Businesses Acquired				2
EMEA [Member]
Number of Businesses Acquired				1
Asia Pacific [Member]
Number of Businesses Acquired				1
Dougherty Financial Group LLC [Member]
Number of States in which Entity Operates	21
Maser Consulting P.A. [Member]
Number of States in which Entity Operates					13
Dougherty Financial Group LLC [Member]
Number of Businesses Acquired	4
Colliers Mortgage [Member]
Servicing Asset at Fair Value, Amount, Ending Balance		$ 99,900
Colliers Mortgage [Member] | Measurement Input, Discount Rate [Member]
Servicing Asset, Measurement Input		0.112
Colliers Mortgage [Member] | Measurement Input, Prepayment Rate [Member]
Servicing Asset, Measurement Input		0.063
Colliers Mortgage [Member] | Servicing Contracts [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life (Year)		8 years 54 days
Colliers Mortgage [Member] | Americas [Member]
Number of Businesses Acquired			2
Acquisitions after December 31, 2008 [Member]
Business Combination, Contingent Consideration, Liability, Total			$ 115,643	$ 84,992
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low			184,660
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High			208,610
Contingent Consideration Paid			29,405	23,962
Acquisitions after December 31, 2008 [Member] | Contingent Consideration, Compensation Element [Member]
Business Combination, Contingent Consideration, Liability, Total			$ 17,646	$ 23,014